Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		72 Months Ended	81 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Sep. 30, 2017
Operating expenses:
General and administrative	$ 515,000	$ 499,000	$ 2,252,000	$ 1,399,000	$ 2,664,000	$ 2,592,000
Research and development	530,000	636,000	1,955,000	1,657,000	2,504,000	2,852,000
Operating loss	(1,045,000)	(1,135,000)	(4,207,000)	(3,056,000)	(5,168,000)	(5,444,000)
Other income (expense):
Interest income	1,000		1,000	2,000	2,000	8,000
Interest expense	(474,000)	(45,000)	(1,145,000)	(135,000)	(180,000)	(183,000)
Other income	75,000	56,000	264,000	63,000	(107,000)	(64,000)
Total other income (expense)	(371,000)	11,000	(4,466,000)	(70,000)	(285,000)	(239,000)
Loss before income tax benefit	(1,416,000)	(1,124,000)	(8,673,000)	(3,126,000)	(5,453,000)	(5,683,000)
Income tax benefit	197,000	45,000	460,000	252,000	341,000	756,000
Net loss	(1,219,000)	(1,079,000)	(8,213,000)	(2,874,000)	(5,112,000)	(4,927,000)	$ (18,800,000)	$ (27,000,000)
Foreign currency translation adjustment loss	(62,000)	(61,000)	(246,000)	(94,000)	63,000	30,000
Comprehensive loss	$ (1,281,000)	$ (1,140,000)	$ (8,459,000)	$ (2,968,000)	$ (5,049,000)	$ (4,897,000)
Basic and diluted net loss per share (in dollars per share)	$ (0.33)	$ (0.34)	$ (2.33)	$ (0.94)	$ (0.16)	$ (0.35)
Weighted average shares outstanding – basic and diluted (in shares)	3,670,432	3,201,689	3,518,828	3,069,184	31,068,765	14,073,174